Cover Page Document	May 05, 2021	May 04, 2021
Cover Page [Abstract]
Title of 12(b) Security		Common stock, $0.01 par value per share
Entity Central Index Key	0000899749
Amendment Flag	false
Document Type		8-K
Document Period End Date		May 04, 2021
Entity Registrant Name		HEALTHCARE REALTY TRUST INCORPORATED
Entity Incorporation, State or Country Code		MD
Entity File Number		001-11852
Entity Tax Identification Number		62-1507028
Entity Address, Address Line One		3310 West End Avenue, Suite 700
Entity Address, City or Town		Nashville
Entity Address, State or Province		TN
Entity Address, Postal Zip Code		37203
City Area Code		615
Local Phone Number		269-8175
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol		HR
Security Exchange Name		NYSE